Note 6 - Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,
(in thousands)	2014	2013
Intellectual property	$519	$519

Less accumulated amortization	(418)	(401)

Total intangibles, net	$101	$118

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(In thousands)
Year	Amount
2015 (9 months)	$12
2016	$16
2017	$16
2018	$16
2019	$16

(In thousands)
Year	Amount
2015	$16
2016	$16
2017	$16
2018	$16
2019	$16